STOCK OPTIONS (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 21, 2009	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Apr. 30, 2012
Outstanding Number of Options		27,317,424	26,467,424	18,331,591	44,807,424
Granted Number of Options		17,740,000	850,000	11,075,000
Exercised Number of Options		0	7,233,341	(306,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			0	(2,633,167)
Outstanding Number of Options		45,057,424	27,317,424	26,467,424	44,807,424
Exercisable Number of Options			20,451,266		25,292,737
Outstanding Weighted-Average Exercise Price		$ 0.16	$ 0.16	$ 0.16	$ 0.16
Granted Weighted-Average Exercise Price		$ 0.15	$ 0.12	$ 0.16
Exercised Weighted-Average Exercise Price		$ 0		$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			$ 0	$ 0.12
Outstanding Weighted-Average Exercise Price		$ 0.16	$ 0.16	$ 0.16	$ 0.16
Exercisable Weighted-Average Exercise Price			$ 0.16		$ 0.16
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Terms		8 years 2 months	7 years 5 months	6 years
Share Based Compensation Arrangement By Share Based Payment Award, Options, Granted, Weighted Average Remaining Contractual Term			9 years 3 months	9 years 9 months
Share Based Compensation Arrangement By Share Based Payment Award, Options, Exercised, Weighted Average Remaining Contractual Term				8 years 2 months
Share Based Compensation Arrangement By Share Based Payment Award, Options, Cancelled Or Expired, Weighted Average Remaining Contractual Term			0 years	8 years 7 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 months		6 years 9 months
Outstanding Weighted Average Remaining Contractual Terms			8 years 2 months	7 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 367,417	$ 415,967	$ 306,500
Share Based Compensation Arrangement By Share Based Payment Award, Options, Granted, Intrinsic Value			15,200	42,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value				(16,860)
Share Based Compensation Arrangement By Share Based Payment Award, Options, Cancelled Or Expired, Intrinsic Value			0	(104,912)
Outstanding Aggregate Intrinsic Value			367,417	415,967
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			$ 337,082